Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000005445 | NVIDIA
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000005445 | Microsoft
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000005445 | Apple
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000005445 | Alphabet
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000005445 | Amazon.com
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000005445 | Broadcom
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000005445 | Meta Platforms
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000005445 | Carvana
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000005445 | Eli Lilly
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000005445 | Tesla
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000005445 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	48.50%
C000005445 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000005445 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000005445 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000005445 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000005445 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000005445 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000005445 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000005445 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000005445 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000005446 | NVIDIA
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000005446 | Microsoft
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000005446 | Apple
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000005446 | Alphabet
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000005446 | Amazon.com
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000005446 | Broadcom
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000005446 | Meta Platforms
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000005446 | Carvana
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000005446 | Eli Lilly
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000005446 | Tesla
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000005446 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	48.50%
C000005446 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000005446 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000005446 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000005446 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000005446 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000005446 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000005446 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000005446 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000005446 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	0.50%